UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS $ in Millions	May 16, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Current assets
Cash and cash equivalents		$ 448	$ 597	$ 224	$ 191
Receivables, net		1,634	1,491
Inventories, net		1,526	1,413
Other current assets		150	152
Total current assets		3,758	3,653
Noncurrent assets
Property, plant and equipment, net		4,610	4,387
Goodwill		4,933	5,095	2,177
Intangible assets, net		2,462	1,934
Other assets		1,406	1,104
Total assets		17,169	16,173
Current liabilities
Short-term debt and current portion of long-term debt		453	222
Accounts payable		2,762	2,033
Accrued employee costs		352	315
Other current liabilities		540	399
Total current liabilities		4,107	2,969
Noncurrent liabilities
Long-term debt		6,518	7,310
Employee benefit obligations		1,463	1,497
Deferred taxes		695	439
Other liabilities		340	417
Total liabilities		13,123	12,632
Shareholders' equity
Common stock (670,576,215 shares issued - 2017; 668,504,350 shares issued - 2016) (a)		1,084	1,038
Retained earnings		4,987	4,739
Accumulated other comprehensive earnings (loss)		(656)	(941)
Treasury stock, at cost (320,694,598 shares - 2017; 318,774,098 shares - 2016) (a)		(1,474)	(1,401)
Total Ball Corporation shareholders' equity		3,941	3,435
Noncontrolling interests		105	106
Total shareholders' equity		4,046	3,541	$ 1,261	$ 1,240
Total liabilities and shareholders' equity		$ 17,169	$ 16,173
Stock split ratio	2